Summary of ESOP Shares (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares	49,668	52,815
Shares committed for allocation	3,624	3,471
Unearned shares	32,438	32,591
Total ESOP shares	85,730	88,877
Fair value of unearned shares at December 31	$ 562,799	$ 448,126